Summary of Significant Accounting Policies (Tables) - Stock Purchase and Savings Program	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies
Schedule of net assets of the trust and the plan's interest in the trust

	December 31, 2025
	Trust Balances	Plan’s Interest in Trust Balances
Common/collective trust funds	$473,782,200	$259,247,865
Mutual funds	84,669,014	52,785,339
Common stock	70,228,611	31,885,140
Pooled separate account	54,870,075	22,231,359
Self-directed brokerage account	18,747,583	12,574,073
Total net assets	$702,297,483	$378,723,776

Plan’s interest as a percentage of the Trust		54%

	December 31, 2024
	Trust Balances	Plan’s Interest in Trust Balances
Common/collective trust funds	$310,519,972	$171,024,331
Mutual funds	141,302,167	94,172,471
Non-interest bearing cash	86,015,483	51,450,391
Pooled separate account	66,187,003	27,850,835
Common stock	51,125,863	23,504,701
Self-directed brokerage account	11,221,885	8,222,765
Total net assets	$666,372,373	$376,225,494

Plan’s interest as a percentage of the Trust		56%

Schedule of investment income of the trust

	Year Ended December 31,
	2025	2024
Interest and dividends	$9,944,398	$7,046,512
Net appreciation in fair value of investments	92,895,121	46,586,715
Total investment income	$102,839,519	$53,633,227

Plan’s interest in investment income of the Trust	$55,391,357	$37,625,146